Leases - Future Minimum Lease Payments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Leases
2025	¥ 29,277
2026	21,459
Total undiscounted cash flows	50,736
Less: imputed interest	(2,108)
Total	¥ 48,628